Income Taxes - Additional Information (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 BRL (R$)	Nov. 23, 2021	Dec. 31, 2019 MXN ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective income tax rate for foreign jurisdiction	17.40%	17.40%	19.30%	19.30%	16.20%	16.20%
Percentage of share with voting right	80.00%
Accounting profit	$ 1,163,081	R$ 297,880	$ 1,431,164	R$ 380,373	$ 1,721,453	R$ 411,336
Adjustments For Deferred Tax Of Prior Periods			2,647,919	703,761
Excess On Deferred Income Tax			2,076,594	551,915
Excess On Current Income Tax			571,325	R$ 151,846
Deductible temporary differences for which no deferred tax asset is recognised	187,830,823		218,859,473
Deferred Tax Liability Asset	(98,415,751)		(77,822,839)		$ (66,303,077)			$ (88,074,856)
Discontinued operations [member] | Tracfone Wireless Inc Tracfone [member] | Verizon Communications Inc [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percentage of ownership interest in subsidiary sold							100.00%
Tax Profit On Sale of Subsidiary			93,968,555
Brazil [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss carryforwards	$ 72,498,097
Effective taxable income percentage carryforward	30.00%	30.00%
Tax Losses Reserved For Future Utilisation	$ 14,701,405
Mexico [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated tax loss	26,969,956
Tax Losses Reserved For Future Utilisation	$ 14,701,405
Euros [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective taxable income percentage carryforward	75.00%	75.00%
Accumulated tax loss	$ 1,882,415
Bottom of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory tax rates	10.00%	10.00%
Top of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory tax rates	35.00%	35.00%
CUCA [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Contributed capital account	$ 654,631,901		612,351,412
CUFIN [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Contributed capital account	533,076,863		431,249,107
Retained earnings
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Liability Asset	$ 902,508		$ 1,621,040